Share Repurchase	12 Months Ended
Dec. 31, 2013
Share Repurchase

9. Share Repurchase

Treasury stock represents shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method. As of December 31, 2013, under the repurchase plan, the Company had repurchased an aggregate of 1,067,816 ordinary shares on the open market for total cash consideration of $11,675,955. The repurchased shares were presented as “treasury stock” in shareholders’ equity on the Group’s consolidated balance sheets.